Trade and other receivables	6 Months Ended
Jun. 30, 2019
Trade and other receivables [Abstract]
Trade and other receivables
Note 12. - Trade and other receivables

Trade and other receivables as of June 30, 2019 and December 31, 2018, consist of the following:

	Balance as of June 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Trade receivables	229,061	163,856
Tax receivables	37,333	54,959
Prepayments	16,636	5,521
Other accounts receivable	9,010	12,059
Total	292,040	236,395

Increase in trade receivables primarily relates to seasonality of sales in some of the assets.

As of June 30, 2019, and December 31, 2018, the fair value of trade and other receivables accounts does not differ significantly from its carrying value.